17010103

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JAN 25 2017

Washington, DC 20549

CERT NAS
File No. 001-37993

Electronic Mail Only

January 25, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 23, 2017 The Nasdaq Stock Market (the "Exchange") received from ObsEva SA (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common shares, par value CHF 0.0769 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery